Stockholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014	Nov. 19, 2013
Common stock, shares authorized	125,000,000		125,000,000
Common stock, shares outstanding	44,953,620		44,562,122
Preferred stock, share authorized	10,000,000		10,000,000
Preferred stock, shares outstanding	0		0
Purchase of convertible hedges		$ 72,565
Proceeds from issuance of warrants		40,509
Deferred financing cost allocated to equity		1,671
1.00% Convertible senior notes due December 2020
Debt Instrument, Convertible, Carrying Amount of the Equity Component	$ 52,900			$ 71,700
Purchase of convertible hedges	72,600
Proceeds from issuance of warrants	40,500
Deferred financing cost allocated to equity	$ 1,600
Parent
Purchase of convertible hedges		72,565
Proceeds from issuance of warrants		$ 40,509